Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	2,959,687	2,808,052
Purchases	440,262	–
Sales	(5,043)	(23,265)
Redemptions for physical bullion	184	(264,238)
Realized gains (losses) on sales and redemptions for physical bullion	759	(16,398)
Change in unrealized gains (losses)	1,026,156	455,536
Balance at end of year	4,422,005	2,959,687